Income tax - Current and deferred portions of income tax expense/(credit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax
Current income tax expense/(credit)	$ (34)	$ 141	$ 438
Deferred tax expense/(benefits)	(34)	507	1,122
Income tax expense/(credit)	$ (68)	648	1,560
Discontinued operations
Income tax
Current income tax expense/(credit)			(63)
Deferred tax expense/(benefits)		(1)	(12,679)
Income tax expense/(credit)		(1)	(12,742)
Continuing and discontinued operations
Income tax
Current income tax expense/(credit)		141	375
Deferred tax expense/(benefits)		506	(11,557)
Income tax expense/(credit)		$ 647	$ (11,182)